Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 170,073	¥ 4,422	¥ 53,318
Life insurance related investment income
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 48,946	¥ 2,577	¥ 43,301